Intangible assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	[1]	$ 2,096
Balance at end of period		1,576	$ 2,096	[1]
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		1,491
Balance at end of period		1,139	1,491
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		558
Balance at end of period		408	558
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		47
Balance at end of period		29	47
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		2,161	0
Acquired in business combination			2,053
Effects of foreign exchange		(168)	108
Balance at end of period		1,993	2,161
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		1,534	0
Acquired in business combination			1,458
Effects of foreign exchange		(119)	76
Balance at end of period		1,415	1,534
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		577	0
Acquired in business combination			548
Effects of foreign exchange		(45)	29
Balance at end of period		532	577
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		50	0
Acquired in business combination			47
Effects of foreign exchange		(4)	3
Balance at end of period		46	50
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		(65)	0
Amortization		373	61
Effects of foreign exchange		21	(4)
Balance at end of period		(417)	(65)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		(43)	0
Amortization		248	40
Effects of foreign exchange		15	(3)
Balance at end of period		(276)	(43)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		(19)	0
Amortization		109	18
Effects of foreign exchange		4	(1)
Balance at end of period		(124)	(19)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period		(3)	0
Amortization		16	3
Effects of foreign exchange		2	0
Balance at end of period		$ (17)	$ (3)

[1]	Please refer to Note 4 for retrospective change of accounting policy.